UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2008

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	08/15/2008

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:79
Form 13F Information Table Value Total:	353270

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS
CUSIP	VALUE (x$1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS
SOLE	SHARED	NONE
Anchor Glass Container Common 033038AD2	0 50000	SH Sole	50000	0
Annuity & Life Re   Hldgs Common G03910109 63 157000 SH Sole 157000 0
Asiapharm Group Ltd Shs	Common G06219102 1125 2291000 SH Other 01 0 2291000
Asiapharm Group Ltd Shs	Common G06219102 4796 12509000 SH Sole 12509000	0
Bank Leum Le Israel Shs	Common M16043107 2512 504000 SH	Other 01 0 504000
Bank Leum Le Israel Shs	Common M16043107 10960 2403500 SH Sole 2403500 0
Benda Pharmaceutical Common 08165P108 3873 15490232 SH Sole 15490232 0
China Biotics Inc Com Common 16937B109 161 12600 SH Other 01 0 12600
China Biotics Inc Com Common 16937B109 4358 1044940 SH Sole 1044940 0
China Farm Equipment Ltd Common Y1489R101 179 543000 SH Other 01 0 543000
China Farm Equipment Ltd Common	Y1489R101 639 1790000 SH Sole 1790000	0
China Housing and Land De Common 16939V103 5611 1406189 SH Sole 1406189	0
China Pharma Hldgs Inc Com Common 16941T104 4397 2176562 SH Sole 2176562 0
China Ritar Pwr Corp Common 169423100 5018 2258191 SH Sole 2258191 0
China Sky One Medical Common 16941P102 12573 1070000 SH	Sole 1070000 0
China Yida Common 16945D105 10000 9523810 SH Sole 9523810 0
China Zenith Chemical Group Lt Common G215A1103 3736 62130000 SH Other
01 0 62130000
China Zenith Chemical Group Lt Common G215A1103 17663 359665000 SH
Sole	359665000	0
Conocophillips Nfs Llc Is Common 20825C104 1229	13025.017 SH Other
01 0 13025.017
Conocophillips Nfs Llc Is Common 20825C104 3218	58077 SH Sole 58077 0
Cornerstone Inds Intl Inc C Common 21924X106 25	61235 SH Sole 61235 0
Dnb Nor Asa Ord Shs Common R1812S105 6331 496900 SH Other 01 0 496900
Dnb Nor Asa Ord Shs Common R1812S105 35451 2856080 SH Sole 2856080 0
Eiker Sparebank Asa Primary Ca Common R1984E108 296 16685 SH Sole 16685 0
Enerchina Holdings Ltd	Common G30392131 1606 51821875 SH Other 01 0 51821875
Enerchina Holdings Ltd	Common G30392131 11422	262127085 SH Sole 262127085 0
Exxon Mobil Corporation	Common 30231G102 76 13108 SH Sole 13108	0
Far Eastone Telecommun Common Y7540C108	1164 731995 SH Other 01	0 731995
Far Eastone Telecommun Common Y7540C108	4654 3201035 SH	Sole 3201035 0
Full Apex Holdings Ltd Shs Common G3687W106 976	5004500 SH Other 01 0 5004500
Full Apex Holdings Ltd Shs Common G3687W106 6103 28453599 SH Sole 28453599 0
Fushi Intl Inc Com Common 36113C101 6032 254173	SH Other 01 0 254173
Fushi Intl Inc Com Common 36113C101 18919 3107332 SH Sole 3107332 0
General Electric Common	369604103 33 16425 SH Sole 16425 0
Genesis Pharmaceuticals	Common 37184Q102 77 375115 SH Sole 375115 0
Guangdong Nan Yue Logistics Common Y2930Z106 1072 2986000 SH Other 01 0 2986000
Guangdong Nan Yue Logistics Common Y2930Z106 7335 16680000 SH Sole 16680000 0
Heng Tai Consumablesgroup Ltd Common G44035106 1225 9570000 SH
Other 01 0 9570000
Heng Tai Consumablesgroup Ltd Common G44035106 6061 53958775 SH Sole 53958775 0
International Business Machine Common 459200101 80 14068 SH Sole 14068 0
Kingboard Copper Foil Holdi Common G52567107 790 3710000 SH Other 01 0 3710000
Kingboard Copper Foil Holdi CommonG52567107 5340 18942000 SH Sole 18942000 0
Mobileone Ltd Isin #sg1q Common	Y8838Q122 1894	1368650	SH Other 01 0 1368650
Mobileone Ltd Isin #sg1q Common	Y8838Q122 9577	7297050	SH Sole	7297050	0
Orkla A/S Nok25 Ser A Common R67787102	22 24000 SH Sole 24000 0
People S Food Holdings Ltd Common G7000R108 913	1204000	SH Other 01 0 1204000
People S Food Holdings Ltd Common G7000R108 3352 6703300 SH Sole 6703300 0
Proview International Common G7283A103 386 5584000 SH Other 01 0 5584000
Proview International Common G7283A103 3192 25804000 SH	Sole 25804000 0
Qiao Xing Mobile Communicat Common G73031109 353 71550 SH Other	01 0 71550
Qiao Xing Mobile Communicat Common G73031109 3397 455950 SH Sole 455950	0
Regal Petroleum Plc Shs	Common G7476L106 7722 1502500 SH Other 01 0 1502500
Regal Petroleum Plc Shs	Common	G7476L106 21770	7490122	SH Sole	7490122	0
RINO Intl Corp Common 766883102 3147 524554 SH Sole 524554 0
Sandnes Sparebank Primary Ca Common R74676108 257 8350 SH Sole 8350 0
Shengtai Pharmaceutical	Common 823214101 7950 2650000 SH Sole 2650000 0
Singapore Reinsuranccorp Ltd Common Y7996A101 1122 5341800 SH
Other 01 0 5341800
Singapore Reinsuranccorp Ltd Common Y7996A101 5867 30124396 SH Sole 30124396 0
Sinolink Worldwide Hldgs Ltd Common G8165B102 1050 7240000 SH
Other 01 0 7240000
Sinolink Worldwide Hldgs Ltd Common G8165B102 4293 36376250 SH Sole 36376250 0
Sparebanken Midt Norge	Common R82401101 405 41400 SH Other 01 0 41400
Sparebanken Midt Norge	Common R82401101 1687 146000 SH	Sole 146000 0
Sparebanken Nord Norge Prim Common R8288N106 297 17600 SH Other	01 0 17600
Sparebanken Nord Norge Prim Common R8288N106 1548 129094 SH Sole 129094	0
Sparebanken Vest As Primary Ca Common R8323C107 722 26200 SH Sole 26200	0
Taiwan Mobile Co Ltdshs	Common Y84153215 1635 877839 SH	Other 01 0 877839
Taiwan Mobile Co Ltdshs	Common Y84153215 8237 4959987 SH Sole 4959987 0
Tethys Petroleum Limit	Common G87636109 15177 6244600 SH Sole 6244600 0
Tethys Petroleum Limited Us Common G87636109 1266 513600 SH Other 01 0 513600
Tianyin Pharmaceutical Common 88630M104	5156 1875000 SH	Sole 1875000 0
Totens Sparebank As Primary Ca Common R92151100	767 46250 SH Sole 46250	0
Truly Intl Hldgs Hkd0.10 Common	G91019102 995 1068000 SH Other 01 0 1068000
Truly Intl Hldgs Hkd0.10 Common	G91019102 6976 5930000 SH Sole	5930000 0
United Food Holdingsltd	Common G9232V105 424 4990788	SH Other 01 0 4990788
United Food Holdingsltd	Common G9232V105 6397 31495412 SH Sole 31495412	0
Wah Sang Gas Holdings Ltd Common G9419C128 0 6300000 SH	Other 01 0 6300000
Wah Sang Gas Holdings Ltd Common G9419C128 3575	33768000 SH Sole 33768000 0
Wuyi Pharmaceutical Common G98089108 705 4965436 SH Other 01 0 4965436
Wuyi Pharmaceutical Common G98089108 13858 130504564 SH	Sole 130504564 0
        			353270